LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2) - EUR (€) € in Millions			12 Months Ended
		Oct. 19, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Oct. 18, 2017	Dec. 09, 2016	Jul. 12, 2016
Average Recorded Investment [Abstract]
Average recorded investment in impaired loans			€ 21,086	€ 22,327		€ 21,123
Interest income recognized on a cash basis			286	279		266
Collateral Dependent Loans Textual Details [Abstract]
Collateral dependent loans			1,169	1,142
Loans At Fair Value Textual Details [Abstract]
Loans for lease financing			665	712
Loans
Specific			3	0
Coefficient			0	0
Homogeneous			19,109	20,604
Foreign			799	776
Total loans			19,911	21,380
Allowance for loan loses
Specific			3	0
Coefficient			0	0
Homogeneous			3,672	4,251
Foreign			14	45
Total loans			3,689	4,296
Loans
Specific			5,013	5,465
Coefficient			15,686	15,912
Homogeneous			2,972	3,283
Foreign			1,492	1,767
Total loans			25,163	26,427
Allowance for loan loses
Specific			3,164	3,373
Coefficient			554	609
Homogeneous			1,550	1,680
Foreign			232	275
Total loans			5,500	5,937
Loans
Total loans specific allowance			5,016	5,465
Total loans coefficient allowance			15,686	15,912
Total loans homogeneous allowance			22,081	23,887
Total loans foreign			2,291	2,543
Total			45,074	47,807
Allowance for loan loses
Total specific allowance			3,167	3,373
Total coefficient allowance			554	609
Total homogeneous allowance			5,222	5,931
Total foreign			246	320
Total Allowance For Loan Losses			9,189	10,233
Covered Bonds Parentheticals [Abstract]
Maturity period		3 years
Covered bond face amount		€ 750
Covered bond yield		2.90%
Securitized Loans Parentheticals [Abstract]
Sinepia D.a.c Partial Redemption Class A1			123
Sinepia D.a.c Partial Redemption Class A2			29
Sinepia D.a.c Partial Redemption Class A3			41
Sinepia D.a.c Partial Redemption Class A4			65
Sinepia D.a.c Outstanding Amounts Class A1			0
Sinepia D.a.c Outstanding Amounts Class A2			0
Sinepia D.a.c Outstanding Amounts Class A3			0
Sinepia D.a.c Outstanding Amounts Class A4			0
Sinepia D.a.c Outstanding Amounts Class M			236
Sinepia D.a.c Outstanding Amounts Class Z			€ 65
Sinepia D.a.c Partial Redemption Class M							€ 23
Troubled Debt Restructurings Textual Detail [Abstract]
Minimum payment of the installment due for the first years of the forbearance			30.00%
Maximum payment of the installment due for the first years of the forbearance			70.00%
Maximum period of interest only payment of the forbearance			24 months
Maximum period of interest only payment of the forbearance for SBL customers			24 months
Maximum period of extension of the maturity of a loan of the forbearance for SBL customers			20 years
Greek
Allowance for loan losses at year end			€ 8,943	9,913
of which:
for impaired loans			8,820	9,722
for non-impaired loans			123	191
Impaired loans			20,185	21,416
Non-impaired loans			22,598	23,848
Foreign
Allowance for loan losses at year end			246	320
of which:
for impaired loans			239	313
for non-impaired loans			7	7
Impaired loans			646	815
Non-impaired loans			1,645	1,728
Impaired Financing Receivable Policy [Line Items]
Average recorded investment in impaired loans			21,086	22,327		21,123
Interest income recognized on a cash basis			286	279		€ 266
Securitized Loans And Covered Bonds [Abstract]
Receivables from Public sector (Titlos Plc-February 2009)			0	4,512
SME loans (Sinepia D.A.C.- August 2016)			286	485
Total			286	4,997
Covered Bonds [Abstract]
Mortgages			4,916	3,470
of which eligible collateral			€ 4,792	3,411
Securitized Loans Textuals Details [Abstract]
Amount the Bank raised for medium term funding									€ 235
Amount of Partial sale of class A4 notes to European Investment Bank (EIB)								€ 65
Amount of Class A4 notes held by NBG				8
Amount of Class A4 notes held by NBG and are placed with European Investment Bank (EIB)				65
Sinepia D.A.C. Asset Backed Floating Rate Notes - Class M
Securitized Loans [Line Items]
Interest rate	[1],[2]		Paid quarterly at a rate of three-month Euribor plus a margin of 300 bps
Nominal amount in million EUR	[1],[2]		€ 236
Issue date	[1],[2]		August 8, 2016
Maturity date	[1],[2]		July 2035
Type Of Collateral	[1],[2]		SME loans
Sinepia D.A.C. Asset Backed Floating Rate Notes - Class Z
Securitized Loans [Line Items]
Interest rate	[2]		Paid quarterly at a rate of three-month Euribor plus a margin of 500 bps
Nominal amount in million EUR	[2]		€ 65
Issue date	[2]		August 8, 2016
Maturity date	[2]		July 2035
Type Of Collateral	[2]		SME loans
Program I | Series 6
Covered Bonds Of Program [Line Items]
Issue Date	[3]		October 5, 2016
Nominal amount in million EUR	[3]		€ 1,500
Type of collateral	[3]		Residential mortgage loans
Maturity date	[3]		April 5, 2019
Interest rate	[3]		Paid quarterly at rate of three month Euribor plus a margin of 200 bps
Program I | Series 7
Covered Bonds Of Program [Line Items]
Issue Date	[3]		December 15, 2017
Nominal amount in million EUR	[3]		€ 750
Type of collateral	[3]		Residential mortgage loans
Maturity date	[3]		December 15, 2018
Interest rate	[3]		Paid quarterly at rate of three month Euribor plus a margin of 190 bps
Program II | Series 7
Covered Bonds Of Program [Line Items]
Issue Date			October 19, 2017
Nominal amount in million EUR	[3]		€ 750
Type of collateral			Residential mortgage loans
Maturity date			October 19, 2020
Interest rate			Paid semi-annually at a fixed rate of 2.75%
Portfolio Segment Commercial
Greek
Allowance for loan losses at year end			€ 5,267	5,662
of which:
for impaired loans			5,205	5,512
for non-impaired loans			62	150
Impaired loans			8,747	9,374
Non-impaired loans			14,924	15,287
Foreign
Allowance for loan losses at year end			233	276
of which:
for impaired loans			229	272
for non-impaired loans			4	4
Impaired loans			561	705
Non-impaired loans			931	1,062
Portfolio Segment Consumer
Greek
Allowance for loan losses at year end			3,676	4,251
of which:
for impaired loans			3,615	4,210
for non-impaired loans			61	41
Impaired loans			11,438	12,042	[3]
Non-impaired loans			7,674	8,561
Foreign
Allowance for loan losses at year end			13	44
of which:
for impaired loans			10	41
for non-impaired loans			3	3
Impaired loans			85	110
Non-impaired loans			€ 714	€ 666

[1]
On October 18, 2017, Sinepia D.A.C. proceeded with the partial redemption of class M notes of EUR 23 million and therefore the outstanding amounts of Sinepia D.A.C. Class M and Z notes as at December 31, 2017 is EUR 236 million and EUR 65 million, respectively.

[2]	The Bank retains the option to call the notes on any interest payment date after the fourth Interest Payment Date, or place them with investors.
[3]	The issues are currently rated B3 by Moody’s and B by Fitch.